NOTES PAYABLE (Tables)	12 Months Ended
Sep. 30, 2017
Notes Payable Tables
NOTES PAYABLE

	September 30, 2017	September 30, 2016
Notes Payable	$1,209,445	$978,702
Accrued Interest	712,546	552,257
Subtotal	1,921,991	1,530,959

Notes Payable – Related Parties	325,860	209,292
Accrued Interests – Related Parties	108,862	62,270
Subtotal	434,721	271,562

Total	$2,356,713	$1,802,521